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September 2, 2011

VIA EDGAR

Chad Eskildsen U.S. Securities and Exchange Commission Division of Investment Management 100 F Street, NE Washington, DC 20549

Re:	First Eagle Funds (the “Trust”) – Comment Response Letter and 485BPOS Filing Regarding First Eagle Arbitrage Opportunity Fund (the “Fund”)

Dear Mr. Eskildsen:

On behalf of First Eagle Funds, we herewith transmit the enclosed Comment Response Letter and 485BPOS filing pursuant to Rule 485 under the Securities Act of 1933. This filing is being made for the purpose of responding to the comments the Commission provided regarding the Fund’s registration statement (previously filed as a 485APOS with the Commission on June 21, 2011) and to submit a revised version of the Fund’s registration statement.

If you have any questions concerning this filing, please call me at (212) 848-4763 or Nathan J. Greene at (212) 848-4668.

Very truly yours,

/s/ Robert A. Zecher

Robert A. Zecher

Enclosures

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